Shareholders' Equity - Additional Information (Detail) - USD ($) $ in Thousands		12 Months Ended
	Aug. 06, 2021	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	May 03, 2024	Aug. 16, 2022	Sep. 30, 1999
Stockholders Equity Note [Line Items]
Preferred stock outstanding		0	0
Net proceeds from the sale of Common stock		$ 281,784	$ 15,179	$ 0
Number of shares authorized to be repurchased							7,500,000
Aggregate cost of common stock repurchased under the plan		$ 73,479	$ 86,630
Remaining number of shares authorized to be repurchased		1,129,087
Inflation Reduction Act [Member]
Stockholders Equity Note [Line Items]
Percentage of excise tax on stock repurchases		1.00%				1.00%
2021 ATM Program [Member]
Stockholders Equity Note [Line Items]
Maximum aggregate offering amount of stock	$ 300,000
Number of shares sold and issued under ATM		712,000	45,000
Net proceeds from the sale of Common stock		$ 281,784	$ 15,179
Direct costs		33	$ 375
Cumulative value of Common Stock sold under the 2021 ATM Program		298,455
2024 ATM Program [Member]
Stockholders Equity Note [Line Items]
Available for sale under ATM Program		$ 400,000			$ 400,000
Share Repurchase Program [Member]
Stockholders Equity Note [Line Items]
Treasury stock, shares repurchased		0	0	0
Aggregate cost of common stock repurchased under the plan		$ 114,425	$ 114,425	$ 114,425
Dividend Reinvestment Plan [Member]
Stockholders Equity Note [Line Items]
Stock issued during period, shares, dividend reinvestment plan		27,561
Class B Common Stock [Member]
Stockholders Equity Note [Line Items]
Amount of votes common stock is entitled		ten
Class B Common Stock [Member] | Share Repurchase Program [Member]
Stockholders Equity Note [Line Items]
Aggregate shares repurchased under stock repurchase plan		48,263	48,263	48,263
Common Stock [Member]
Stockholders Equity Note [Line Items]
Amount of votes common stock is entitled		one
Percentage of Board entitled to elect		25.00%
Common Stock [Member] | Share Repurchase Program [Member]
Stockholders Equity Note [Line Items]
Aggregate shares repurchased under stock repurchase plan		6,322,650	6,322,650	6,322,650